Employee Benefits Plan - Summary of Weighted-Average Actuarial Assumptions (Detail)	Dec. 31, 2019	Dec. 31, 2018
Funded Plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.94%	3.82%
Inflation assumption	3.19%	3.25%
Rate of increase in salaries	3.44%	3.46%
Rate of increase in pension payments	3.03%	3.06%
Unfunded Plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.31%	4.27%
Inflation assumption	2.37%	2.33%
Rate of increase in salaries	3.50%	3.50%
Rate of increase in pension payments	3.05%	3.10%
Other Post Employment Benefits [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.03%	4.08%
Rate of increase in salaries	3.40%	3.39%
Medical cost trend	6.25%	6.50%